Prepayments and other current assets	12 Months Ended
Dec. 31, 2025
Prepayments and other current assets
Prepayments and other current assets

4Prepayments and other current assets

Prepayments and other current assets consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Prepaid service fee	8,049	6,692	957
VAT and other surcharges	2,641	2,590	370
Deferred offering expenses	—	1,748	250
Office rental deposit	493	467	67
Other deposits	950	1,152	165
Contract assets	353	479	68
Prepaid media cost	736	972	139
Receivables from sales of shares on behalf of employees	67	15	2
Others	975	1,191	170
Total prepayments and other current assets	14,264	15,306	2,188